Fair Value Measurements (Details) - EBP 008 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 703,628,323	$ 607,996,443
UGI Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	27,365,501	22,487,831
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	203,564,107	179,350,057
Total | UGI Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	27,365,501	22,487,831
Total | Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	17,952,198	15,063,619
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	248,881,806	216,901,507
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	203,564,107	179,350,057
Level 1 | UGI Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	27,365,501	22,487,831
Level 1 | Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	17,952,198	15,063,619
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | UGI Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | UGI Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Brokerage Link
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Other
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	454,746,517	391,094,936
Other | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 306,123,590	$ 262,131,982
Redemption Notice Period	30 days	30 days
Other | Collective investment trust fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 148,622,927	$ 128,962,954
Redemption Notice Period	30 days	30 days